Loss before tax	2 Months Ended	4 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Loss before tax
7.	Loss before tax
  Loss before tax for the financial period is arrived at after charging:
14.05.2024 to 31.08.2024
(4 months)
USD

Auditors’ remuneration	2,000
Incorporation expenses	4,303

Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Loss before tax
25.	Loss before tax

Loss before tax for the financial year is arrived at after charging/(crediting):

	2024	2023
	USD	USD

Auditors’ remuneration:
Current financial year	67,756	10,042
Underprovision in previous financial year	300	629
Amortisation of intangible assets	44,807	91,773
Amortisation of right of use assets	403,019	326,992
Depreciation of property, plant and equipment	455,613	479,861
Expenses relating to short-term leases	49,864	142,592
Gain on disposal of other investment	(215)	-
Impairment losses on investment in unquoted shares	-	343
Impairment losses on investment in associates	-	250
Property, plant and equipment written off	14,083	69,162
Staff costs:
Salaries, wages and allowances	1,053,399	1,007,153
Employees Provident Fund	112,972	107,923
Other employees’ benefit	20,276	20,983

	1,186,647	1,136,059

Included in staff costs of the Group is directors’ remuneration of USD253,792 (2023: USD272,240) as further disclosed in Note 13.

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Loss before tax
7.	Loss before tax
  Loss before tax for the financial period is arrived at after charging:
11.04.2024 to 31.5.2024
(2 months)
USD

Auditors’ remuneration	2,000
Incorporation expenses	4,441